Long-term debt - Summary of Long Term Debt (Detail) - USD ($) $ in Thousands	Mar. 26, 2016	Mar. 28, 2015
Debt Instrument [Line Items]
Long-term debt and Capital lease obligations	$ 53,174	$ 56,784
Long-term debt and Capital lease obligations	53,174	56,784
Current portion of long-term debt	5,670	4,745
Long-term debt	47,504	52,039
Capital Leasing Arrangements [Member] | Land and Building [Member]
Debt Instrument [Line Items]
Obligation under capital leases	9,141	10,211
Term Loan from Investissement Quebec Prime Plus Seven Percent [Member]
Debt Instrument [Line Items]
Long-term debt	2,826	3,643
Term Loan from Investissement Quebec Prime Plus Five Point Five Percent [Member]
Debt Instrument [Line Items]
Long-term debt	2,355	3,478
Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term debt	33,000	33,000
Term Loan Facility Repaid in May 2016 [Member]
Debt Instrument [Line Items]
Long-term debt	1,250
Secured Debt [Member] | Furniture and Equipment [Member]
Debt Instrument [Line Items]
Obligation under capital leases	1,719	3,362
Cash Contribution [Member] | Montrovest BV [Member]
Debt Instrument [Line Items]
Long-term debt	1,500	1,500
Term Loan from Investissement Quebec Prime Plus Ten Percent [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,383	$ 1,590